CONSOLIDATED STATEMENT OF INCOME - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest on loans and financial leases
Commercial	$ 6,814,749	$ 7,319,318	$ 7,322,453
Consumer	5,472,703	5,273,101	4,220,032
Small business loans	139,250	144,585	229,446
Mortgage	1,876,304	1,972,661	1,881,297
Financial leases	1,829,971	1,918,655	1,913,196
Interest income on loans and financial leases	16,132,977	16,628,320	15,566,424
Interest on debt instruments using the effective interest method	308,453	160,200	129,017
Total Interest of debt instruments using the effective interest method	16,441,430	16,788,520	15,695,441
Interest income on overnight and market funds	32,362	67,724	36,449
Interest and valuation on financial instruments	214,858	524,440	384,610
Total interest and valuation on financial instruments	16,688,650	17,380,684	16,116,500
Interest expenses	(5,863,008)	(6,179,794)	(5,670,216)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	10,825,642	11,200,890	10,446,284
Credit impairment charges on loans, advances and financial leases, net	(7,335,755)	(3,385,181)	(3,851,625)
Credit recovery (impairment) for other financial instruments	(190,694)	(25,940)	8,553
Total credit impairment charges, net	(7,526,449)	(3,411,121)	(3,843,072)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments and other financial instruments	3,299,193	7,789,769	6,603,212
Fees and commissions income	4,598,413	4,578,972	3,994,259
Fees and commissions expenses	(1,561,585)	(1,553,239)	(1,213,056)
Total fees and commissions, net	3,036,828	3,025,733	2,781,203
Other operating income	1,844,572	1,535,247	1,251,567
Dividends and net income on equity investments	123,325	380,599	294,030
Recovery charges on cash-generating unit	0		168,756
Total operating income, net	8,303,918	12,731,348	11,098,768
Operating expenses
Salaries and employee benefits	(3,044,730)	(3,366,824)	(3,004,054)
Other administrative and general expenses	(3,140,789)	(3,069,058)	(3,024,769)
Taxes other than income tax	(765,766)	(757,820)	(692,666)
Impairment, depreciation and amortization	(837,790)	(824,590)	(493,902)
Other operating expenses	(206,070)	(235,525)	(267,507)
Total operating expenses	(7,995,145)	(8,253,817)	(7,482,898)
Profit before tax	308,773	4,477,531	3,615,870
Income tax	6,586	(1,262,964)	(829,435)
Net income	315,359	3,214,567	2,786,435
Net income attributable to equity holders of the Parent Company	275,994	3,117,351	2,658,864
Non-controlling interest	$ 39,365	$ 97,216	$ 127,571
Basic and Diluted earnings per share to common shareholders, stated in units of pesos	$ 347	$ 3,301	$ 2,825